Restricted Cash, Deposits and Marketable Securities (Narrative) (Details) € in Thousands, ₪ in Thousands			1 Months Ended		12 Months Ended
	Jan. 05, 2020 ILS (₪)	Jan. 05, 2020 EUR (€)	Dec. 30, 2019 ILS (₪)	Dec. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of financial assets [line items]
Short-term deposits interest rate					0.58%
Repayment of debentures					€ 9,836	€ 4,668	€ 4,842
Series A Debentures [Member]
Disclosure of financial assets [line items]
Repayment of debentures		€ 1,500		€ 22,300
Series A Debentures [Member] | NIS [Member]
Disclosure of financial assets [line items]
Repayment of debentures | ₪	₪ 5,700		₪ 85,900
WACHOVIA [Member]
Disclosure of financial assets [line items]
Bonds coupon rate							4.435%
Bonds Maturity date							Dec. 30, 2020
Bonds rating							Baa3
Annual interest rate							5.80%